Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial liabilities [abstract]
Disclosure of detailed information about other financial liabilities [Table Text Block]
	Dec. 31, 2020	Dec. 31, 2019
Current
Derivative liabilities	$15,312	$10,295
Embedded derivatives (note 27d)	—	9,074
Other financial liabilities at amortized cost	9,401	8,707
	24,713	28,076

Non-current
Deferred Rosemont acquisition consideration	25,961	24,491
Gold prepayment liability	137,031	—
Other financial liabilities at amortized cost	31,386	15,293
	194,378	39,784
	$219,091	$67,860

Disclosure of detailed information about changes in other financial liabilities at amortized cost [Table Text Block]
Balance, January 1, 2019	$21,361
Net additions	7,369
Disbursements	(6,351)
Accretion	1,222
Effects of changes in foreign exchange	399
Balance, December 31, 2019	$24,000
Net additions	116,233
Disbursements	(98,375)
Accretion	3,641
Effects of changes in foreign exchange	(4,712)
Balance, December 31, 2020	$40,787